Above / Below Market Acquired Time Charters / Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets

5.Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The above and below market acquired time charters recorded on acquisition amounted to $22,149,258 and $4,020,335, respectively and are amortized / accreted over the remaining period of the related time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $1,698,834 and $681,888, for the six months ended June 30, 2012 and $3,289,855 and $678,142, for the six months ended June 30, 2013, respectively.

The carrying value of the intangible assets and liabilities as of June 30, 2013 is expected to be amortized / accreted as follows:

For the period:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
July 1, 2013 – June 30, 2014	$6,229,900	$1,142,629
July 1, 2014 – June 30, 2015	4,625,128	-
July 1, 2015 – June 30, 2016	1,100,741	-
Total	$11,955,769	$1,142,629

In addition, in relation to the acquisition of OOCL Hong Kong and OOCL China, the Company recorded other intangible assets of $3,169,014, relating to the attached manning agreements at below market rates. Such amortization for the six months ended June 30, 2012 and 2013, amounted to $0 and $523,828, respectively. Other intangible assets are amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses.

The carrying value of other intangible assets as of June 30, 2013 is expected to be amortized as follows:

For the period:	Other Intangible Assets
July 1, 2013 – June 30, 2014	$1,056,338
July 1, 2014 – June 30, 2015	1,047,448
July 1, 2015 – June 30, 2016	5,650
Total	$2,109,436